Contributed Equity - Summary of Ordinary Shares (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
At the beginning of reporting period, amount	$ 24,387,716	$ 33,521,927	$ 26,532,306
Exercise of warrants (Shares issued during the year), amount		2,734,346
Transaction costs relating to share issues, amount	20,555,622	4,335,025	16,142,679
At reporting date, amount	$ 33,299,345	$ 24,387,716	$ 33,521,927
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
At the beginning of reporting period, shares	3,388,598,296	3,026,082,669
Number of shares issued during year, shares (pre-share consolidation)	477,645,539	260,000,000
Number of exercise of options and warrants, shares (pre-share consolidation)	10,878,476	60,542,327
Exercise of warrants, share (Shares issued during the year)		41,973,300
Share consolidation, shares	(3,489,408,041)
Exercise of performance rights, shares (post share consolidation)	3,916,668
Shares issued during the year, shares (post share consolidation)	96,000,000
At reporting date, shares	487,630,938	3,388,598,296	3,026,082,669
At the beginning of reporting period, amount	$ 211,429,637	$ 203,570,765
Shares issued during year, amount (pre-share consolidation)	10,030,556	4,871,250
Exercise of options and warrants, amount (pre-share consolidation)	385,794	1,480,488
Exercise of warrants (Shares issued during the year), amount		2,043,359
Exercise of performance rights, amount (post share consolidation)	957,500
Shares issued during the year, amount (post share consolidation)	12,000,000
Transaction costs relating to share issues, amount	(1,474,934)	(536,225)
At reporting date, amount	$ 233,328,553	$ 211,429,637	$ 203,570,765